UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22264

                                                             The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                                         Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                             Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at January 31, 2014

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 91.19%
Beverages — 1.52%
Coca-Cola HBC AG (Switzerland)	159,606	$4,227,509
Coca-Cola Icecek AS (Turkey)	52,000	1,088,888

		5,316,397

Building Products — 1.15%
American Woodmark Corp. (United States)*	115,000	4,037,650

Capital Markets — 1.01%
INTL FCStone, Inc. (United States)*	85,513	1,508,449
TD Ameritrade Holding Corp. (United States)	65,000	2,031,250

		3,539,699

Chemicals — 2.17%
China BlueChemical Ltd. (China)	7,000,000	3,819,984
Innophos Holdings, Inc. (United States)	81,164	3,787,924

		7,607,908

Commercial Banks — 9.70%
Banco Latinoamericano de Comercio Exterior SA (Panama)	336,265	8,541,131
Bangkok Bank PCL (Thailand)(a)	650,000	3,370,960
Credicorp Ltd. (Bermuda)	52,000	6,859,840
HDFC Bank Ltd. (India)(b)	255,000	7,978,950
Monarch Financial Holdings, Inc. (United States)	170,000	1,956,700
Siam Commercial Bank PCL (Thailand)(a)	1,175,000	5,292,983

		34,000,564

Commercial Services & Supplies — 4.35%
Covanta Holding Corp. (United States)	250,000	4,500,000
De La Rue PLC (United Kingdom)	286,900	3,678,589
Depa Ltd. (United Arab Emirates)*	5,815,390	3,780,003
KAR Auction Services, Inc. (United States)	117,708	3,274,637

		15,233,229

Communication Equipment — 0.14%
Ciena Corp. (United States)*	21,000	489,930

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Communications Equipment — 2.61%
Cisco Systems, Inc. (United States)	155,000	$3,396,050
Infinera Corp. (United States)*	661,100	5,764,792

		9,160,842

Computers & Peripherals — 1.57%
Apple, Inc. (United States)	11,000	5,506,600

Consumer Finance — 2.24%
Gentera SAB de CV (Mexico)	4,350,000	7,854,980

Diversified Financial Services — 2.71%
Berkshire Hathaway, Inc. (United States)*	56	9,492,666

Diversified Telecommunication Services — 1.08%
Level 3 Communications, Inc. (United States)*	117,500	3,771,750

Electric Utilities — 0.97%
Brookfield Infrastructure Partners LP (Bermuda)	92,127	3,389,352

Electronic Equipment, Instruments & Components — 1.05%
CrucialTec Co., Ltd. (South Korea)*	252,000	2,564,429
Samsung SDI Co., Ltd. (South Korea)	8,500	1,127,796

		3,692,225

Energy Equipment & Services — 1.75%
CGG (France)#*(b)	134,000	1,981,860
Geospace Technologies Corp. (United States)*	52,400	4,166,848

		6,148,708

Food & Staples Retailing — 1.27%
Costco Wholesale Corp. (United States)	39,558	4,444,737

Food Products — 3.00%
BRF - Brasil Foods SA (Brazil)(b)	108,704	1,921,887
Nestle SA (Switzerland)	68,694	4,978,347
PT Nippon Indosari Corpindo Tbk (Indonesia)	41,934,800	3,628,796

		10,529,030

Health Care Equipment & Supplies — 5.62%
Covidien PLC (Ireland)	62,000	4,230,880
Natus Medical, Inc. (United States)*	268,900	6,961,821
Nihon Kohden Corp. (Japan)	133,481	5,203,739

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc. (United States)	35,000	$3,288,950

		19,685,390

Health Care Providers & Services — 2.30%
WellPoint, Inc. (United States)	93,697	8,057,942

Hotels, Restaurants & Leisure — 3.21%
Ajisen China Holdings Ltd. (Hong Kong)	550,000	649,314
Chipotle Mexican Grill, Inc. (United States)*	10,400	5,740,384
Penn National Gaming, Inc. (United States)*	52,083	610,934
Wynn Macau Ltd. (Macau)	1,000,000	4,247,232

		11,247,864

Insurance — 6.46%
HCC Insurance Holdings, Inc. (United States)	140,200	6,015,982
Loews Corp. (United States)	176,690	7,878,607
Markel Corp. (United States)*	16,200	8,734,068

		22,628,657

Internet & Catalog Retail — 2.03%
CJ O Shopping Co., Ltd. (South Korea)	18,949	7,099,928

Internet Software & Services — 5.33%
Baidu, Inc. (China)*(b)	51,500	8,059,750
Google, Inc. (United States)*	9,000	10,628,730

		18,688,480

Leisure Equipment & Products — 1.86%
Shimano, Inc. (Japan)	73,000	6,503,396

Media — 1.52%
DreamWorks Animation SKG, Inc. (United States)*	85,000	2,867,900
Multiplus SA (Brazil)*	228,600	2,453,430

		5,321,330

Metals & Mining — 0.32%
Antofagasta PLC (United Kingdom)	80,000	1,112,265

Oil, Gas & Consumable Fuels — 3.03%
Denbury Resources, Inc. (United States)*	262,200	4,213,554
Lukoil OAO (Russia)(b)	62,350	3,553,950

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Oil, Gas & Consumable Fuels (continued)
Total Gabon SA (Gabon)	4,670	$2,865,930

		10,633,434

Pharmaceuticals — 1.31%
Dr. Reddy’s Laboratories Ltd. (India)(b)	110,177	4,596,584

Real Estate Investment Trusts — 2.99%
American Tower Corp. (United States)	64,000	5,176,321
Gaming and Leisure Properties, Inc. (United States)	52,083	1,807,280
Lippo Malls Indonesia Retail Trust (Singapore)	11,000,000	3,509,799

		10,493,400

Real Estate Management & Development — 2.11%
Cheung Kong Holdings Ltd. (Hong Kong)	235,337	3,490,935
Henderson Land Development Co., Ltd. (Hong Kong)	726,671	3,908,982

		7,399,917

Road & Rail — 1.00%
CSX Corp. (United States)	130,000	3,498,300

Semiconductors & Semiconductor Equipment — 2.93%
Intel Corp. (United States)	219,000	5,374,260
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	290,000	4,906,800

		10,281,060

Software — 1.49%
DuzonBizon Co., Ltd. (South Korea)	513,180	5,212,258

Specialty Retail — 1.79%
Williams-Sonoma, Inc. (United States)	115,000	6,269,800

Textiles, Apparel & Luxury Goods — 5.55%
Swatch Group SA (Switzerland)	6,000	3,565,955
Tod’s S.p.A. (Italy)	52,000	7,095,847
Under Armour, Inc. (United States)*	81,410	8,801,235

		19,463,037

Transportation Infrastructure — 0.46%
International Container Terminal Services, Inc. (Philippines)	750,000	1,626,041

Wireless Telecommunication Services — 1.59%
SBA Communications Corp. (United States)*	60,000	5,565,000

Total Equity Securities (Cost $ 248,070,750)		319,600,350

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Participatory Notes — 3.22%
Commercial Banks — 1.46%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	268,000	$5,127,119

Food Products — 1.76%
Almarai Co. (Saudi Arabia)(c)	385,759	6,145,688

Total Participatory Notes (Cost $ 9,675,985)		11,272,807

Other Investments — 5.94%
Temporary Cash Investment — 5.94%
BNY Mellon Cash Reserve	20,819,410	20,819,410

Total Other Investments (Cost $ 20,819,410)		20,819,410

Total Investments Before Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 278,566,145) — 100.35%		$351,692,567
	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities — 0.00%
With Citibank: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $164 (collateralized by U.S. Treasury Notes, par values ranging from $0 - $31, coupon rates ranging from 0.25% - 4.625%, 02/15/14 - 02/15/23; total market value $167)	$164	$164
With Citibank: at 0.03%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $149 (collateralized by Federal National Mortgage Association, par values ranging from $0 - $71, coupon rates ranging from 1.82% - 7.00%, 08/01/18-11/ 15/48; total market value $152)	149	149
With Deutsche: at 0.03%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $298 (collateralized by Federal National Mortgage Association, par values ranging from $0 - $34, coupon rates ranging from 2.50% - 6.00%, 07/01/21 - 01/01/44; total market value $303)	298	298
With HSBC Securities: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $115 (collateralized by U.S. Treasury Notes, par values ranging from $0 - $39, coupon rates ranging from 0.38% - 6.38%, 02/28/19 - 02/15/40; total market value $117)	115	115
With JPMorgan: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $154 (collateralized by U.S. Treasury Notes, par values ranging from $0 - $48, coupon rates ranging from 0.63% - 3.88%, 01/15/25 - 02/15/43; total market value $157)	298	298

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities (continued)
With Merrill: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $298 (collateralized by Federal National Mortgage Association, par values ranging from $0 - $30, coupon rates ranging from 1.36% - 5.00%, 10/01/25 - 01/01/44; total market value $303)	$298	$298
With RBC Capital: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $149 (collateralized by Federal National Mortgage Association, par values ranging from $1 - $48, coupon rates ranging from 2.69% - 4.50%, 08/01/26 - 12/01/43; total market value $152)	149	149
With UBS Securities: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $215 (collateralized by U.S. Treasury Notes, par values ranging from $4 - $91, coupon rates ranging from 0.75% - 2.125%, 12/31/15 - 11/30/18; total market value $220)	215	215

Total Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 1,686)		1,686

Total Investments Portfolio (Cost $ 278,567,831) — 100.35%		$351,694,253(d	)
Liabilities in Excess of Other Assets — (0.35)%		(1,221,708)

NET ASSETS — 100.00%
(Applicable to 18,875,755 shares outstanding)		$350,472,545

# Security partially or fully on loan.

* Non-income producing security.

(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $11,272,807 and represents 3.22% of net assets as of January 31, 2014.
(d)	At January 31, 2014, the market value of securities on loan for the Motley Fool Independence Fund was $1,504. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at January 31, 2014. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Google, Inc.	3.03%
Berkshire Hathaway, Inc.	2.71
Under Armour, Inc.	2.51
Markel Corp.	2.49
Banco Latinoamericano de Comercio Exterior SA	2.44
Baidu, Inc.	2.30
WellPoint, Inc.	2.30
HDFC Bank Ltd.	2.28
Loews Corp.	2.25
Compartamos SAB de CV	2.24
CJ O Shopping Co., Ltd.	2.02

26.57%

*	As of the date of the report, the fund had a holding of 5.94% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	28.69%
Consumer Discretionary	15.95
Information Technology	15.13
Health Care	9.23
Consumer Staples	7.54
Industrials	6.96
Energy	4.79
Telecommunication Services	2.66
Materials	2.49
Utilities	0.97

94.41%

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

Top Eleven Countries	% of Net Assets

United States*	45.54%
South Korea	4.57
Switzerland	3.64
India	3.59
China	3.39
Japan	3.34
Saudi Arabia	3.22
Bermuda	2.92
Thailand	2.47
Panama	2.44
Hong Kong	2.30

77.42%

*	As of the date of the report, the fund had a holding of 5.94% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

8	Motley Fool Independence Fund

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at January 31, 2014

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 93.28%
Air Freight & Logistics — 3.52%
CH Robinson Worldwide, Inc. (United States)	46,000	$2,692,840
XPO Logistics, Inc. (United States)#*	146,000	3,638,320

		6,331,160

Auto Components — 1.55%
Drew Industries, Inc. (United States)	58,000	2,789,220

Automobiles — 1.71%
Thor Industries, Inc. (United States)	59,988	3,081,584

Beverages — 1.40%
Crimson Wine Group Ltd. (United States)*	306,047	2,512,646

Building Products — 2.05%
American Woodmark Corp. (United States)*	105,200	3,693,572

Capital Markets — 4.24%
Diamond Hill Investment Group, Inc. (United States)	29,023	3,324,294
INTL FCStone, Inc. (United States)*	79,300	1,398,852
TD Ameritrade Holding Corp. (United States)	58,000	1,812,500
Virtus Investment Partners, Inc. (United States)*	6,000	1,093,560

		7,629,206

Chemicals — 1.04%
Innophos Holdings, Inc. (United States)	40,000	1,866,800

Commercial Banks — 4.89%
Access National Corp. (United States)	65,529	1,075,986
Carter Bank & Trust (United States)	221,874	2,513,833
Cascade Bancorp. (United States)*	166,560	802,819
Monarch Financial Holdings, Inc. (United States)	225,800	2,598,958
Suffolk Bancorp. (United States)*	93,646	1,805,495

		8,797,091

Commercial Services & Supplies — 2.32%
Covanta Holding Corp. (United States)	100,000	1,800,000
KAR Auction Services, Inc. (United States)	85,000	2,364,700

		4,164,700

Communication Equipment — 0.27%
Ciena Corp. (United States)*	21,000	489,930

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Communications Equipment — 3.09%
Cisco Systems, Inc. (United States)	130,000	$2,848,300
Infinera Corp. (United States)*	309,500	2,698,840

		5,547,140

Computers & Peripherals — 1.57%
Apple, Inc. (United States)	5,650	2,828,390

Diversified Financial Services — 2.45%
Berkshire Hathaway, Inc. (United States)*	26	4,407,309

Diversified Telecommunication Services — 0.94%
Level 3 Communications, Inc. (United States)*	52,418	1,682,618

Energy Equipment & Services — 4.14%
CARBO Ceramics, Inc. (United States)	31,200	3,591,744
Geospace Technologies Corp. (United States)*	48,500	3,856,720

		7,448,464

Food & Staples Retailing — 1.86%
Costco Wholesale Corp. (United States)	29,700	3,337,092

Food Products — 1.01%
Flowers Foods, Inc. (United States)	8,000	167,600
JM Smucker Co. (The) (United States)	17,000	1,638,630

		1,806,230

Health Care Equipment & Supplies — 4.62%
Cooper Companies, Inc. (The) (United States)	6,000	745,680
Natus Medical, Inc. (United States)*	167,700	4,341,753
Varian Medical Systems, Inc. (United States)*	39,500	3,211,745

		8,299,178

Health Care Providers & Services — 2.50%
Quest Diagnostics, Inc. (United States)	24,000	1,260,000
WellPoint, Inc. (United States)	37,700	3,242,200

		4,502,200

Hotels, Restaurants & Leisure — 6.64%
Chipotle Mexican Grill, Inc. (United States)*	4,800	2,649,408
Penn National Gaming, Inc. (United States)*	41,117	482,302
Red Robin Gourmet Burgers, Inc. (United States)*	20,000	1,288,600
Texas Roadhouse, Inc. (United States)	149,000	3,613,250
Wynn Resorts Ltd. (United States)	18,000	3,913,560

		11,947,120

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Household Durables — 2.03%
TRI Pointe Homes, Inc. (United States)#*	207,000	$3,651,480

Insurance — 4.91%
HCC Insurance Holdings, Inc. (United States)	38,000	1,630,580
Loews Corp. (United States)	65,500	2,920,645
Markel Corp. (United States)*	7,950	4,286,163

		8,837,388

Internet & Catalog Retail — 1.32%
Liberty Interactive Corp. (United States)*	89,000	2,377,190

Internet Software & Services — 1.38%
Google, Inc. (United States)*	2,100	2,480,037

Machinery — 3.90%
Actuant Corp. (United States)	60,500	2,070,310
Flow International Corp. (United States)*	378,400	1,528,736
Trimas Corp. (United States)*	98,300	3,420,840

		7,019,886

Media — 1.68%
DreamWorks Animation SKG, Inc. (United States)*	89,600	3,023,104

Metals & Mining — 1.39%
Horsehead Holding Corp. (United States)*	163,200	2,500,224

Oil, Gas & Consumable Fuels — 1.58%
Denbury Resources, Inc. (United States)*	177,300	2,849,211

Paper & Forest Products — 3.51%
KapStone Paper and Packaging Corp. (United States)*	110,400	3,087,888
Schweitzer-Mauduit International, Inc. (United States)	70,000	3,229,100

		6,316,988

Real Estate Investment Trusts — 5.94%
American Tower Corp. (United States)	34,700	2,806,536
Annaly Capital Management, Inc. (United States)	95,000	1,023,150
Capstead Mortgage Corp. (United States)	140,000	1,766,800
Gaming and Leisure Properties, Inc. (United States)	48,000	1,665,600
Retail Opportunity Investments Corp. (United States)	171,560	2,480,758
Sunstone Hotel Investors, Inc. (United States)	73,000	936,590

		10,679,434

Road & Rail — 0.75%
CSX Corp. (United States)	50,000	1,345,500

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Semiconductors & Semiconductor Equipment — 1.79%
Intel Corp. (United States)	131,000	$3,214,740

Software — 0.36%
Ansys, Inc. (United States)*	8,300	651,799

Specialty Retail — 5.84%
Autozone, Inc. (United States)*	7,000	3,465,420
Tractor Supply Co. (United States)	53,500	3,558,285
Williams-Sonoma, Inc. (United States)	63,800	3,478,376

		10,502,081

Textiles, Apparel & Luxury Goods — 1.95%
Under Armour, Inc. (United States)*	32,500	3,513,575

Thrifts & Mortgage Finance — 0.48%
New Hampshire Thrift Bancshares, Inc. (United States)	57,594	859,302

Trading Companies & Distributors — 0.45%
Aceto Corp. (United States)	38,000	810,160

Wireless Telecommunication Services — 2.21%
SBA Communications Corp. (United States)*	42,800	3,969,700

Total Equity Securities (Cost $ 131,384,392)		167,763,449

Other Investments — 6.66%
Temporary Cash Investment — 6.66%
BNY Mellon Cash Reserve	11,978,992	11,978,992

Total Other Investments (Cost $ 11,978,992)		11,978,992

Total Investments Before Short-Term Investments Held as Col-lateral for Loaned Securities (Cost $ 143,363,384) — 99.94%		$179,742,441
	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities — 3.41%
With Citibank: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $651,295 (collateralized by U.S. Treasury Notes, par values ranging from $2 - $124,548, coupon rates ranging from .25% - 4.625%, 02/15/14 - 02/15/23; total market value $664,320)	$651,294	$651,294
With Citibank: at 0.03%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $591,813 (collateralized by Federal National Mortgage Association, par values ranging from $27 - $280,473, coupon rates ranging from 1.82% - 7.00%, 08/01/18 - 11/15/48; total market value $605,247)	591,812	591,812

See Notes to Schedules of Investments.

12	Motley Fool Great America Fund

	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities (continued)
With Deutsche: at 0.03%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $1,183,627 (collateralized by Federal National Mortgage Association, par values ranging from $67 - $134,817, coupon rates ranging from 2.50% - 6.00%, 07/01/21 - 01/01/44; total market value $1,207,296)	$1,183,624	$1,183,624
With HSBC Securities: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $457,395.98 (collateralized by U.S. Treasury Notes, par values ranging from $98 - $154,025, coupon rates ranging from .38% - 6.38%, 02/28/19 - 02/15/40; total market value $466,544)	457,395	457,395
With JPMorgan: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $610,920 (collateralized by U.S. Treasury Notes, par values ranging from $217 - $189, 006, coupon rates ranging from 0.63% - 3.63%, 01/15/25 - 02/15/43; total market value $623,144)	610,920	610,920
With Merrill: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $1,183,626 (collateralized by Federal National Mortgage Association, par values ranging from $1 - $120,170, coupon rates ranging from 1.36% - 5.00%, 10/01/25 - 01/01/44; total market value $1,207,296)	1,183,624	1,183,624
With RBC Capital: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $591,813 (collateralized by Federal National Mortgage Association, par values ranging from $2,138 - $190,354, coupon rates ranging from 2.69% - 4.50%, 08/01/26 - 12/01/43; total market value $603,648)	591,812	591,812
With UBS Securities: at 0.02%, dated 01/31/14, to be repurchased 02/03/14, repurchase price $873,730 (collateralized by U.S. Treasury Notes, par values ranging from $16,776 - $360,360, coupon rates ranging from 0.75% - 2.125%, 12/31/15 - 11/30/18; total market value $873,729)	856,597	856,597

Total Short-Term Investments Held as Collateral For Loaned Securities (Cost $ 6,127,078)		6,127,078

Total Investment Portfolio (Cost $ 149,490,462) — 103.35%		$185,869,519(a	)
Other Assets in Excess of Liabilities — (3.35)%		(6,031,485)

NET ASSETS — 100.00%
(Applicable to 10,577,742 shares outstanding)		$179,838,034

#	Security partially or fully on loan.
*	Non-income producing security.
(a)	At January 31, 2014, the market value of securities on loan for the Motley Fool Great America Fund was $5,968,217. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See Notes to Schedules of Investments.

Motley Fool Great America Fund	13

The following tables show the top 11 holdings and sectors in which the Fund was invested at January 31, 2014. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Berkshire Hathaway, Inc.	2.45%
Natus Medical, Inc.	2.41
Markel Corp.	2.38
SBA Communications Corp.	2.21
Wynn Resorts Ltd.	2.18
Geospace Technologies Corp.	2.15
American Woodmark Corp.	2.05
TRI Pointe Homes, Inc.	2.03
XPO Logistics, Inc.	2.02
Texas Roadhouse, Inc.	2.01
CARBO Ceramics, Inc.	2.00

23.89%

*	As of the date of the report, the fund had a holding of 6.66% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	22.91%
Consumer Discretionary	22.74
Industrials	12.99
Information Technology	8.46
Health Care	7.12
Materials	5.94
Energy	5.73
Consumer Staples	4.26
Telecommunication Services	3.14

93.29%

See Notes to Schedules of Investments.

14	Motley Fool Great America Fund

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at January 31, 2014

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 88.47%
Beverages — 4.49%
Coca-Cola HBC AG (Switzerland)	12,802	$339,089
Coca-Cola Icecek AS (Turkey)	17,000	355,983
Corp Lindley SA (Peru)	948,214	883,387
Guinness Nigeria PLC (Nigeria)	305,000	416,267

		1,994,726

Capital Markets — 3.72%
City of London Investment Group PLC (United Kingdom)	164,028	680,181
Tarpon Investimentos SA (Brazil)	160,000	973,956

		1,654,137

Chemicals — 1.78%
China BlueChemical Ltd. (China)	1,450,000	791,282

Commercial Banks — 13.30%
Banco Latinoamericano de Comercio Exterior SA (Panama)	53,100	1,348,740
Bangkok Bank PCL (Thailand)(a)	120,000	622,331
Credicorp Ltd. (Bermuda)	10,100	1,332,392
Gronlandsbanken AB (Denmark)	3,887	460,327
HDFC Bank Ltd. (India)(b)	39,050	1,221,874
Siam Commercial Bank PCL (Thailand)(a)	205,000	923,457

		5,909,121

Commercial Services & Supplies — 2.85%
De La Rue PLC (United Kingdom)	63,611	815,611
Depa Ltd. (United Arab Emirates)*	691,600	449,540

		1,265,151

Consumer Finance — 3.04%
Gentera SAB de CV (Mexico)	748,353	1,351,333

Containers & Packaging — 1.92%
Crown Seal PCL (Thailand)(a)	532,800	853,212

Electronic Equipment, Instruments & Components — 1.10%
CrucialTec Co., Ltd. (South Korea)*	34,750	353,626

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	15

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Electronic Equipment, Instruments & Components (continued)
Samsung SDI Co., Ltd. (South Korea)	1,000	$132,682

		486,308

Energy Equipment & Services — 1.78%
CGG (France)*(b)	53,500	791,265

Food Products — 7.72%
BRF - Brasil Foods SA (Brazil)(b)	20,000	353,600
Flour Mills of Nigeria PLC (Nigeria)	440,000	238,042
Industrias Bachoco SAB de CV (Mexico)(b)	19,455	824,503
Nestle SA (Switzerland)	6,885	498,965
PT Nippon Indosari Corpindo Tbk (Indonesia)	12,433,300	1,075,906
Zambeef Products PLC (Zambia)*	700,000	435,839

		3,426,855

Health Care Equipment & Supplies — 2.40%
Covidien PLC (Ireland)	15,628	1,066,455

Health Care Provider & Services — 1.99%
Odontoprev SA (Brazil)	237,000	883,870

Hotels, Restaurants & Leisure — 0.96%
Wynn Macau Ltd. (Macau)	100,000	424,723

Internet & Catalog Retail — 1.69%
CJ O Shopping Co., Ltd. (South Korea)	2,002	750,122

Internet Software & Services — 2.33%
Baidu, Inc. (China)*(b)	6,600	1,032,900

Leisure Equipment & Products — 1.72%
Shimano, Inc. (Japan)	8,550	761,699

Media — 3.85%
BrainJuicer Group PLC (United Kingdom)	166,336	1,119,918
Multiplus SA (Brazil)*	55,000	590,283

		1,710,201

Metals & Mining — 1.45%
Antofagasta PLC (United Kingdom)	8,000	111,226
Rio Alto Mining Ltd. (Canada)*	270,000	531,900

		643,126

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Multiline Retail — 0.20%
Saga Falabella SA (Peru)	42,019	$90,796

Oil, Gas & Consumable Fuels — 5.71%
Lukoil OAO (Russia)(b)	4,687	267,159
Sprott Resource Corp. (Canada)	415,000	942,716
Statoil ASA (Norway)(b)	36,000	853,560
Total Gabon SA (Gabon)	768	471,313

		2,534,748

Pharmaceuticals — 1.53%
Dr. Reddy’s Laboratories Ltd. (India)(b)	14,779	616,580
Roche Holding AG (Switzerland)	230	63,104

		679,684

Real Estate Investment Trusts — 2.39%
Lippo Malls Indonesia Retail Trust (Singapore)	3,325,000	1,060,917

Real Estate Management & Development — 1.81%
Cheung Kong Holdings Ltd. (Hong Kong)	27,188	403,301
Henderson Land Development Co., Ltd. (Hong Kong)	74,739	402,043

		805,344

Road & Rail — 0.60%
Canadian National Railway Co. (Canada)	5,000	267,500

Semiconductors & Semiconductor Equipment — 1.92%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	50,500	854,460

Software — 1.94%
DuzonBizon Co., Ltd. (South Korea)	84,900	862,311

Specialty Retail — 4.25%
Asahi Co., Ltd. (Japan)	48,000	652,901
Fast Retailing Co., Ltd. (Japan)	500	181,889
Halfords Group PLC (United Kingdom)	125,832	946,214
Laura Ashley Holdings PLC (United Kingdom)*	250,000	107,881

		1,888,885

Textiles, Apparel & Luxury Goods — 6.00%
Adidas AG (Germany)	5,015	559,133
Swatch Group SA (Switzerland)	1,500	891,489
Tod’s S.p.A. (Italy)	8,900	1,214,482

		2,665,104

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	17

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Tobacco — 1.90%
Philip Morris CR AS (Czech Republic)	1,577	$842,827

Transportation Infrastructure — 2.13%
International Container Terminal Services, Inc. (Philippines)	300,000	650,417
SATS Ltd. (Singapore)	120,000	294,202

		944,619

Total Equity Securities (Cost $ 36,589,592)		39,293,681

Participatory Notes — 5.80%
Commercial Banks — 1.72%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	40,000	765,241

Food Products — 3.36%
Almarai Co. (Saudi Arabia)(c)	93,586	1,490,958

Metals & Mining — 0.72%
Aluminum Bahrain BSC (Bahrain)(c)	246,998	319,722

Total Participatory Notes (Cost $ 2,215,912)		2,575,921

Other Investments — 6.39%
Temporary Cash Investment — 6.39%
BNY Mellon Cash Reserve	2,839,589	2,839,589

Total Other Investments (Cost $ 2,839,589)		2,839,589

Total Investment Portfolio (Cost $ 41,645,093) — 100.66%		44,709,191
Liabilities in Excess of Other Assets — (0.66)%		(291,312)

NET ASSETS — 100.00%
(Applicable to 3,720,721 shares outstanding)		$44,417,879

*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,575,921 and represents 5.80% of net assets as of January 31, 2014.

PLC — Public Limited Company

See Notes to Schedules of Investments.

18	Motley Fool Epic Voyage Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at January 31, 2014. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Almarai Co.	3.36%
Compartamos SAB de CV	3.04
Banco Latinoamericano de Comercio Exterior SA	3.04
Credicorp Ltd.	3.00
HDFC Bank Ltd.	2.75
Tod’s S.p.A.	2.73
BrainJuicer Group PLC	2.52
PT Nippon Indosari Corpindo Tbk	2.42
Covidien PLC	2.40
Lippo Malls Indonesia Retail Trust	2.39
Baidu, Inc.	2.33

29.98%

*	As of the date of the report, the fund had a holding of 6.39% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	26.00%
Consumer Discretionary	18.66
Consumer Staples	17.47
Energy	7.48
Information Technology	7.28
Health Care	5.92
Materials	5.88
Industrials	5.57

94.26%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	19

Top Eleven Countries	% of Net Assets

United Kingdom	8.51%
Brazil	6.31
Thailand	5.40
Saudi Arabia	5.08
Mexico	4.90
South Korea	4.72
India	4.14
China	4.11
Switzerland	4.04
Canada	3.92
Japan	3.59

54.72%

See Notes to Schedules of Investments.

20	Motley Fool Epic Voyage Fund

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of January 31, 2014, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by

The Motley Fool Funds Trust	21

the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

22	The Motley Fool Funds Trust

The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended January 31, 2014.

Independence Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$159,621,050
Foreign Common Stocks	72,975,327
Temporary Cash Investment	20,819,410
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	87,003,972
Participatory Notes	11,272,807
Short-Term Investments Held as Collateral for Loaned Securities	1,686
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$351,694,253
Great America Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$167,763,449
Temporary Cash Investment	11,978,992
Level 2 — Other Significant Observable Inputs
Corporate Bond
Short-Term Investments Held as Collateral for Loaned Securities	6,127,078
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$185,869,519
Epic Voyage Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
Foreign Common Stocks	$19,878,292
Temporary Cash Investment	2,839,589
Level 2 — Other Significant Observable Inputs

The Motley Fool Funds Trust	23

Epic Voyage Fund

Valuation Inputs	Value

Foreign Common Stocks	19,415,389
Participatory Notes	2,575,921
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$44,709,191

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”), Non-Voting Depositary Receipts (NVDRs) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency

24	The Motley Fool Funds Trust

at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

The Motley Fool Funds Trust	25

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders.

26	The Motley Fool Funds Trust

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended January 31, 2014, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable

The Motley Fool Funds Trust	27

quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Securities Lending Agreement:

The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes:

As of January 31, 2014, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those

28	The Motley Fool Funds Trust

securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$278,841,659	$72,850,908	$77,991,616	$(5,140,708)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$143,363,384	$36,379,057	$38,081,033	$(1,701,976)

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$41,645,093	$3,064,098	$5,443,132	$(2,379,034)

5. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

The Motley Fool Funds Trust	29

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Motley Fool Funds Trust

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date 3/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date 3/25/14

By (Signature and Title)*	/s/ Philip J. Biedronski
Philip J. Biedronski, Treasurer
(principal financial officer)

Date 3/25/14

* Print the name and title of each signing officer under his or her signature.